Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a real estate company to be one that derives at least 50% of its revenues from, or invests at least 50% of its assets in, the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Fund primarily invests in real estate investment trusts (REITs) but may also invest in real estate operating companies (REOCs) and other real estate related securities. REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in. The assets of the REITs that the Fund invests in are primarily land and buildings, although the Fund may invest in REITs that hold mortgages or a combination of investment types.

The portfolio manager employs both top-down and bottom-up methods in selecting securities for the Fund.

Top-Down Analysis. The Fund’s portfolio manager is employed by the Fund’s sub-adviser, Barings LLC (Sub-Adviser), which has in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The Sub-Adviser also has comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio manager to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases.

The Fund’s top-down portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
  Projected growth in supply and demand factors specifically related to the commercial property markets.
  Projected growth in new commercial space by tracking construction in process and building permit activity.
  Expected growth in supply and demand for hotels.
  Projected growth in Gross Domestic Product and airline travel.
  Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
  Anticipated growth in supply and demand factors affecting residential real estate.
  Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
  Current affordability of the single-family residential real estate market.
Bottom-Up Analysis. The portfolio manager’s bottom-up analysis uses traditional equity analysis to assess an individual real estate company’s portfolio, current business strategy, capital structure and management track record. Specifically, the portfolio manager looks for companies with the following characteristics:
  Capacity for predictable and sustainable growth in revenue and earnings per share.
  Dominant owner/operator in its property types and geographic markets.
  Property holdings poised for potentially higher growth due to management’s strategic positioning or due to geographic locations in markets where land suitable for development is scarce.
  Strong capital structure and access to capital that may help to effect long-term business strategies.
  Experienced senior management with a strong track record and a wide spectrum of industry-specific skills.
  Attractive valuation relative to other companies and to historical valuations in the real estate market.
		The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies, and in derivatives and other instruments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Real Estate Market Risks. The Fund’s performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including: market disruptions, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, low demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid.

Risks of Investing in REITs. Investment in REITs is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to a number of factors, including but not limited to disruptions in real estate markets, increased vacancies or declining rents, increased property taxes and other operating costs, low demand or oversupply, the failure of borrowers to repay loans in a timely manner, changes in tax and regulatory requirements and changes in interest rates or rates of inflation. Mortgage REITs are particularly subject to interest rate risks.

REITs are dependent upon the quality of their management and may not be diversified geographically or by property type. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. REITs generally tend to be small- to mid-cap stocks and are subject to risks of investing in those securities, including limited financial resources and dependency on heavy cash flow. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Smaller Real Estate Company Risks. Smaller companies are typically subject to greater risk of loss than larger companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more price volatility. Smaller companies’ securities often trade in lower volumes and may be harder to sell at an acceptable price. Buy and sell transactions in a smaller company’s stock could impact the stock’s price more than it would a larger company’s stock. Smaller real estate companies may have limited access to financial and other resources and lack liquidity in a declining market. They may have unseasoned management and may be more sensitive to changes in management or depth of management skill than larger, more established companies.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in real estate securities, the Fund may perform poorly during a downturn in that industry.

		Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Real Estate Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended June 30, 2019): 17.71% Best Quarter (ended September 30, 2009): 32.81% Worst Quarter (ended March 31, 2009): -31.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	962
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	2,171
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	962
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,278
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,171
2009	rr_AnnualReturn2009	29.97%
2010	rr_AnnualReturn2010	27.18%
2011	rr_AnnualReturn2011	8.12%
2012	rr_AnnualReturn2012	15.65%
2013	rr_AnnualReturn2013	2.84%
2014	rr_AnnualReturn2014	31.40%
2015	rr_AnnualReturn2015	2.39%
2016	rr_AnnualReturn2016	6.07%
2017	rr_AnnualReturn2017	4.06%
2018	rr_AnnualReturn2018	(5.96%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.79%)
1 Year	rr_AverageAnnualReturnYear01	(11.14%)
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2002
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	$ 312
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,516
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,516
1 Year	rr_AverageAnnualReturnYear01	(7.57%)
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,990
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,990
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,435
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,435
1 Year	rr_AverageAnnualReturnYear01	(5.75%)
5 Years	rr_AverageAnnualReturnYear05	7.16%
10 Years	rr_AverageAnnualReturnYear10	11.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.25%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2002
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.13%)
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2002
Class A, C, R and Y | Invesco Oppenheimer Real Estate Fund | FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	12.12%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.34%, 2.09%, 1.59% and 1.09%, respectively, of the Fund’s average daily net assets (the “expense limits”) through May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.